PEGASUS FUNDS
                                                        Strength in Investing








ANNUAL REPORT
MONEY MARKET FUNDS


December 31, 1996










                                   Pegasus
                                    Funds

    Dear Shareholders:

          1996 has been a year of positive change as the former Prairie Funds and Woodward Funds were combined into the new Pegasus Funds family.

          As of year end 1996, the Pegasus Funds are comprised of 26 funds with over $13 billion in assets, which places the fund complex among the 50 largest in the U.S. in total assets.

          We know that the fund merger process may have been confusing at times. Many of you underwent proxy solicitations, changes in statement formats, or were otherwise affected. We want to thank you for your cooperation and understanding.

          With the merger behind us, we are confident that our new, larger fund family will provide our shareholders with many benefits: more fund choices, enhanced shareholder services, and even greater depth and talent within the fund manager ranks of FCNIMCO, the funds' investment advisor.

          Thank you for your continued support.

    /s/ Marco Hanig

    Marco Hanig
    Managing Director
    First Chicago NBD Investment Management Company

Pegasus Money Market Funds

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996
                                                                            Treasury        Municipal    Michigan Municipal
                                                         Money Market     Money Market    Money Market      Money Market
                                                            Fund             Fund            Fund              Fund
                                                         ------------     ------------    ------------   ------------------
ASSETS:
Investment in securities:
  At cost                                               $2,431,981,777   $1,266,604,783   $820,342,261      $120,924,538
                                                        ==============   ==============   ============      ============
  At amortized cost                                     $2,438,089,978   $1,267,445,707   $819,323,039      $120,728,652
Cash                                                            23,460              120          9,769            61,944
Interest receivable                                         12,996,218        8,313,555      6,267,331         1,008,838
Deferred organization costs, net                                    --            3,031             --                --
Prepaids and other                                             135,614               22             --            37,023
                                                        --------------   --------------   ------------      ------------
    TOTAL ASSETS                                         2,451,245,270    1,275,762,435    825,600,139       121,836,457
                                                        --------------   --------------   ------------      ------------
LIABILITIES:
Payable for securities purchased                                    --               --      9,016,650                --
Accrued administration fees                                    313,859          178,588        108,468            16,691
Shareholder services fees payable                              160,298           47,416         40,021            16,308
Accrued investment advisory fees                               586,622          348,585        216,936            33,381
Accrued custodial fees                                           3,466            1,258          3,754               644
Dividends payable                                            6,174,873        4,718,220      1,853,356           148,541
Other payables and accrued expenses                            153,270          466,733        197,400            11,358
                                                        --------------   --------------   ------------      ------------
    TOTAL LIABILITIES                                        7,392,388        5,760,800     11,436,585           226,923
                                                        --------------   --------------   ------------      ------------
    NET ASSETS                                          $2,443,852,882   $1,270,001,635   $814,163,554      $121,609,534
                                                        ==============   ==============   ============      ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
Class A Shares:
Net assets                                              $  728,397,382   $  214,398,036   $182,225,807      $ 72,088,894
Capital shares                                             728,394,588      214,414,764    182,279,459        72,089,458
                                                        --------------   --------------   ------------      ------------
Net asset value and redemption price per share          $         1.00   $         1.00   $       1.00      $       1.00
                                                        ==============   ==============   ============      ============
Class B Shares:
Net assets                                              $      143,041   $           --   $         --      $         --
Capital shares                                                 143,041               --             --                --
                                                        --------------   --------------   ------------      ------------
Net asset value and redemption price per share          $         1.00   $           --   $         --      $         --
                                                        ==============   ==============   ============      ============
Class I Shares:
Net assets                                              $1,715,312,459   $1,055,603,599   $631,937,747      $ 49,520,640
Capital shares                                           1,715,312,459    1,055,603,599    631,937,747        49,521,063
                                                        --------------   --------------   ------------      ------------
Net asset value and redemption price per share          $         1.00   $         1.00   $       1.00      $       1.00
                                                        ==============   ==============   ============      ============
NET ASSETS CONSIST OF:
Capital Shares (unlimited number of shares
  authorized, par value $.10 per share)                 $  244,385,009   $  127,001,836   $ 81,421,721      $ 12,161,052
Additional paid-in capital                               2,199,465,079    1,143,016,527    732,795,485       109,449,469
Accumulated undistributed net realized gains (losses)            2,794          (16,728)       (53,652)             (987)
                                                        --------------   --------------   ------------      ------------
    TOTAL NET ASSETS                                    $2,443,852,882   $1,270,001,635   $814,163,554      $121,609,534
                                                        ==============   ==============   ============      ============

                       See Notes to Financial Statements.

Pegasus Money Market Funds

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1996


                                                                   Treasury       Municipal    Michigan Municipal
                                                  Money Market   Money Market   Money Market      Money Market
                                                      Fund           Fund           Fund              Fund
                                                  ------------   ------------   ------------   -------------------
INVESTMENT INCOME:                                $112,242,044    $73,454,342    $24,488,355       $4,766,145
                                                  ------------    -----------    -----------       ----------
EXPENSES:
  Investment advisory fees                           7,987,126      5,398,925      2,527,916          571,625
  Administration fees                                1,113,026        768,050        417,099           66,924
  Transfer and dividend disbursement agent fees        576,713         69,583         66,264           12,653
  Distribution fees                                    137,169         62,301         34,232           10,068
  Shareholder service fees (Class A shares)            851,719        222,245        296,332           81,482
  Shareholder service fees (Class B shares)                154             --             --               --
  12b-1 fees (Class B shares)                              238             --             --               --
  Professional fees                                    123,574         93,575         55,888           25,355
  Custodial fees                                        51,796         25,977         38,241            7,757
  Amortization of deferred organization costs               --          3,032             --               --
  Registration, filing fees and other expenses         209,969        762,117        219,403          177,742
  Less: Expense reimbursement                               --             --             --          (37,403)
                                                  ------------    -----------    -----------       ----------
      NET EXPENSES                                  11,051,484      7,405,805      3,655,375          916,203
                                                  ------------    -----------    -----------       ----------
NET INVESTMENT INCOME                              101,190,560     66,048,537     20,832,980        3,849,942
                                                  ------------    -----------    -----------       ----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS               2,794           (743)            --             (987)
                                                  ------------    -----------    -----------       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $101,193,354    $66,047,794    $20,832,980       $3,848,955
                                                  ============    ===========    ===========       ==========

                       See Notes to Financial Statements.

Pegasus Money Market Funds

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Treasury
                                                           Money Market                         Money Market
                                                               Fund                                 Fund
                                                 --------------------------------      -------------------------------
                                                  Year Ended         Year Ended         Year Ended         Year Ended
                                                 Dec. 31, 1996      Dec. 31, 1995      Dec. 31, 1996     Dec. 31, 1995
                                                 -------------      -------------      -------------     -------------
FROM OPERATIONS:
  Net investment income                        $    101,190,560   $     89,976,159   $     66,048,537   $    38,914,036
  Net realized gains (losses) on investments              2,794                 --               (743)               --
                                               ----------------   ----------------   ----------------   ---------------
  Net increase in net assets from operations        101,193,354         89,976,159         66,047,794        38,914,036
                                               ----------------   ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME (Note 2):
  Class A shares                                    (39,714,946)       (89,976,159)       (15,961,445)      (38,914,036)
  Class B shares(1)                                      (1,519)                --                 --                --
  Class I shares(2)                                 (61,474,095)                --        (50,087,092)               --
                                               ----------------   ----------------   ----------------   ---------------
  Total distributions to shareholders              (101,190,560)       (89,976,159)       (66,048,537)      (38,914,036)
                                               ----------------   ----------------   ----------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                      14,864,047,666     15,430,620,141     14,570,699,743     6,284,582,300
  Proceeds from shares issued in connection
    with merger                                     401,052,532                 --        441,805,139                --
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                     34,746,272         20,938,255         10,667,035         5,449,979
                                               ----------------   ----------------   ----------------   ---------------
                                                 15,299,846,470     15,451,558,396     15,023,171,917     6,290,032,279
  Less: payments for shares redeemed            (14,495,691,196)   (15,134,903,898)   (14,680,865,041)   (6,148,030,955)
                                               ----------------   ----------------   ----------------   ---------------
  Net increase (decrease) in net assets from
    capital share transactions                      804,155,274        316,654,498        342,306,876       142,001,324
                                               ----------------   ----------------   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS               804,158,068        316,654,498        342,306,133       142,001,324
NET ASSETS:
  Beginning of year                               1,639,694,814      1,323,040,316        927,695,502       785,694,178
                                               ----------------   ----------------   ----------------   ---------------
  End of year                                  $  2,443,852,882   $  1,639,694,814   $  1,270,001,635   $   927,695,502
                                               ================   ================   ================   ===============

(1) For the period September 14, 1996 (initial offering date of Class B Shares) through December 31, 1996.

(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

                       See Notes to Financial Statements.

Pegasus Money Market Funds
STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)

                                                             Municipal                    Michigan Municipal
                                                            Money Market                      Money Market
                                                                Fund                              Fund
                                                   -------------------------------    -----------------------------
                                                    Year Ended        Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1996     Dec. 31, 1995    Dec. 31, 1996   Dec. 31, 1995
                                                   -------------     -------------    -------------   -------------
FROM OPERATIONS:
  Net investment income                           $    20,832,980   $    18,301,140   $   3,849,942   $   3,236,772
  Net realized gains (losses) on investments                   --                --            (987)             --
                                                  ---------------   ---------------   -------------   -------------
  Net increase in net assets from operations           20,832,980        18,301,140       3,848,955       3,236,772
                                                  ---------------   ---------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME (Note 2):
  Class A shares                                       (6,597,625)      (18,301,140)     (2,516,627)     (3,236,772)
  Class B shares(1)                                            --                --              --              --
  Class I shares(2)                                   (14,235,355)               --      (1,333,315)             --
                                                  ---------------   ---------------   -------------   -------------
  Total distributions to shareholders                 (20,832,980)      (18,301,140)     (3,849,942)     (3,236,772)
                                                  ---------------   ---------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                         3,285,400,405     2,777,275,094     360,970,978     293,836,102
  Proceeds from shares issued in connection
    with merger                                       281,427,973                --              --              --
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                        4,167,474         2,421,757       2,226,403       2,029,545
                                                  ---------------   ---------------   -------------   -------------
                                                    3,570,995,852     2,779,696,851     363,197,381     295,865,647
  Less: payments for shares redeemed               (3,321,245,774)   (2,766,019,376)   (363,643,802)   (252,448,579)
                                                  ---------------   ---------------   -------------   -------------
  Net increase (decrease) in net assets from
    capital share transactions                        249,750,078        13,677,475        (446,421)     43,417,068
NET INCREASE (DECREASE) IN NET ASSETS                 249,750,078        13,677,475        (447,408)     43,417,068
NET ASSETS:
  Beginning of year                                   564,413,476       550,736,001     122,056,942      78,639,874
                                                  ---------------   ---------------   -------------   -------------
  End of year                                     $   814,163,554   $   564,413,476   $ 121,609,534   $ 122,056,942
                                                  ===============   ===============   =============   =============

(1) For the period September 14, 1996 (initial offering date of Class B Shares) through December 31, 1996.

(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.


                       See Notes to Financial Statements.

Pegasus Money Market Fund

PORTFOLIO OF INVESTMENTS
December 31, 1996

                                                                                          Amortized
                                                                                            Cost
                              Description                                 Face Amount     (Note 2)
                              -----------                                 -----------     --------
TEMPORARY CASH INVESTMENTS -- 10.99%
  Allstate Life Insurance Co. Master Note*, 5.65%, 1/2/97 .............  $  5,000,000 $    5,000,000
  American General Finance, Inc. Master Note, 5.60%, 1/2/97 ...........    15,000,000     15,000,000
  Commonwealth Life Insurance Co. Master Note*, 5.67%, 1/2/97 .........     5,000,000      5,000,000
  Peoples Security Life Insurance Co. Master Note*, 5.67%, 1/2/97 .....     5,000,000      5,000,000
  Sun Life Insurance Co. of America Master Note*, 5.74%, 1/2/97 .......    10,000,000     10,000,000
  Transamerica Finance Group, Inc. Master Note, 5.60%, 1/2/97 .........    25,000,000     25,000,000
  Lehman Brothers, Inc., Revolving Repurchase Agreement, 6.90%, 1/2/97
    (secured by various U.S. Treasury Notes with maturities ranging from 1/15/00 through 12/31/01 at various interest rates ranging
    from 6.125% to 8.50%, all held at Chase Bank) .....................   109,350,000    109,350,000
  NationsBank Capital Markets, Inc., Revolving Repurchase Agreement,
    6.90%, 1/2/97 (secured by various U.S. Treasury Notes with maturities ranging from 9/30/98 through 10/15/06 at various interest rates ranging from 5.00% to 8.875%, all held at Chase
    Bank) .............................................................     1,567,000      1,567,000
  Salomon Brothers, Revolving Repurchase Agreement, 6.90%, 1/2/97
    (secured by various U.S. Treasury Strips with maturities ranging
    from 11/15/04 through 5/15/06, all held at Chase Bank) ............    92,000,000     92,000,000
                                                                                      --------------
                                                                                         267,917,000
                                                                                      --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 3.74%
  U.S. Treasury Securities -- 2.37%
    U.S. Treasury Bill, 5.13%, 3/6/97 .................................    25,000,000     24,772,000
  U.S. Treasury Notes:
    7.500%, 1/31/97 ...................................................    10,000,000     10,018,852
    6.750%, 2/28/97 ...................................................    10,000,000     10,024,761
    6.875%, 2/28/97 ...................................................    13,000,000     13,032,634
                                                                                      --------------
                                                                                         57,848,247
                                                                                      -------------
  U.S. Agency Obligation -- 1.37%
    Student Loan Marketing Assn., 5.87%, 6/30/97 ......................    33,500,000     33,512,099
                                                                                      --------------
COMMERCIAL PAPER -- 35.04%
  AESOP Funding Corp., 5.50%, 1/8/97 ..................................    10,000,000      9,989,306
  Akzo Nobel Inc.:
    5.48%, 1/16/97 ....................................................    14,975,000     14,940,807
    5.37%, 3/4/97 .....................................................    24,975,000     24,744,023
  Allomon Funding Corp., 5.35%, 2/25/97 ...............................     5,068,000      5,026,576
  Alpine Securitization Corp., 5.72%, 1/23/97 .........................    17,732,000     17,670,017
  American Trading & Production Corp., 5.32%, 2/27/97 .................     8,975,000      8,899,401
  Asset Securitization Corp., 5.60%, 2/6/97 ...........................    10,000,000      9,944,000
  Banca Serafin S.A., 5.32%, 5/6/97 ...................................    19,960,000     19,591,294
  Banco Bradesoc S.A., 5.45%, 2/24/97 .................................    25,000,000     24,795,625
  Bank of New York Company Inc., 5.32%, 1/10/97 .......................    15,000,000     14,980,050
  Barton Capital Corp., 5.36%, 1/10/97 ................................    10,000,000      9,986,600
  BBL North America Inc., 5.34%, 1/27/97 ..............................    18,300,000     18,229,423
  Beal Cayman LTD:
      5.32%, 2/18/97 ..................................................    10,000,000      9,929,067
      5.31%, 5/22/97 ..................................................    17,000,000     16,646,443


                                      5



  Caterpillar Financial Services Corp., 5.56%, 1/14/97 ................     4,600,000      4,590,764
  CIT Group Holdings Inc., 7.25%, 1/2/97 ..............................   100,000,000    100,000,000
  Clipper Receivables Corp., 5.80%, 1/28/97 ...........................    15,000,000     14,934,750
  Commercial Credit Company:
      5.47%, 2/7/97 ...................................................    10,960,000     10,898,384
      5.50%, 2/14/97 ..................................................    13,000,000     12,912,611
  Commission Federal De Electric, 5.35%, 3/6/97 .......................    15,000,000     14,857,333
  Deere & Co., 5.32%, 1/24/97 .........................................    15,000,000     14,949,017
  Enterprise Funding Corp.:
      5.33%, 1/22/97 ..................................................    14,209,000     14,164,822
      5.33%, 3/5/97 ...................................................    10,000,000      9,906,725
  Equipment Funding Inc., 6.85%, 1/7/97 ...............................    11,109,000     11,096,317
  Eureka Securitization Inc., 5.50%, 2/5/97 ...........................    15,000,000     14,919,792
  General Electric Capital Corp., 5.50%, 1/17/97 ......................    13,980,000     13,945,827
  Greenwich Funding Corp., 5.35%, 3/7/97 ..............................    10,000,000      9,903,403
  MCI Communications Corp., 5.32%, 1/7/97 .............................     9,000,000      8,992,020
  Mont Blanc Capital Corp., 5.47%, 1/13/97 ............................    19,712,000     19,676,058
  Pacific Dunlop Holdings, Inc.:
      5.45%, 2/3/97 ...................................................    19,975,000     19,875,208
      5.35%, 2/21/97 ..................................................    10,000,000      9,924,208
  Premium Funding Inc., 5.55%, 1/7/97 .................................    10,000,000      9,990,750
  Premium Funding Inc. Series E, 5.50%, 1/21/97 .......................    10,000,000      9,969,444
  Ranger Funding Corporation, 5.52%, 1/10/97 ..........................    13,710,000     13,691,080
  Receivables Capital Corp.:
      5.80%, 1/3/97 ...................................................    10,000,000      9,996,778
      5.38%, 1/9/97 ...................................................    15,000,000     14,982,067
      5.35%, 1/30/97 ..................................................    11,110,000     11,062,119
  Royal Bank of Canada, 5.32%, 1/17/97 ................................    16,380,000     16,341,270
  RTZ America Inc., 5.32%, 5/5/97 .....................................    12,045,000     11,824,282
  Rubbermaid Inc.:
      5.55%, 3/3/97 ...................................................    18,000,000     17,830,725
      5.33%, 3/10/97 ..................................................     6,960,000      6,889,928
  Sheffield Receivables Corporation, 5.70%, 1/24/97 ...................    12,960,000     12,912,804
  Sigma Finance Inc.:
      5.65%, 1/10/97 ..................................................    14,960,000     14,938,869
      5.55%, 1/21/97 ..................................................     4,000,000      3,987,667
      5.33%, 2/3/97 ...................................................    20,000,000     19,902,283
      5.31%, 5/19/97 ..................................................    15,975,000     15,649,829
  St. Michael Finance LTD., 5.33%, 1/7/97 .............................    10,000,000      9,991,117
  Sun Belt Dix Inc.:
      5.38%, 1/9/97 ...................................................    11,000,000     10,986,849
      5.35%, 1/30/97 ..................................................    10,000,000      9,956,903
      5.35%, 2/18/97 ..................................................    16,000,000     15,885,867
  Sweden (Kingdom of), 5.38%, 2/14/97 .................................     7,000,000      6,953,971
  TI Group, Inc.:
      5.38%, 4/7/97 ...................................................    10,000,000      9,856,533
      5.42%, 6/12/97 ..................................................    20,000,000     19,512,200


                                      6



  Twin Towers Inc.:
      5.40%, 1/27/97 ..................................................    15,411,000     15,350,897
      5.40%, 3/11/97 ..................................................    14,179,000     14,032,247
  WCP Funding Inc., 5.32%, 2/25/97 ....................................    15,000,000     14,878,083
  Wood Street Funding Corp., 5.35%, 2/6/97 ............................    20,000,000     19,893,000
  Xerox Corp., 5.32%, 1/23/97 .........................................     6,025,000      6,005,412
                                                                                      --------------
                                                                                         854,192,845
                                                                                      --------------
CORPORATE NOTES -- 11.23%
  Abbey National Treasury Services PLC., 5.50%, 11/21/97 ..............    17,975,000     17,959,025
  Associates Corp. of North America, 9.70%, 5/1/97 ....................     1,000,000      1,011,634
  Burmah Castrol Finance PLC., 7.00%, 12/15/97 ........................    16,000,000     16,204,408
  Caterpillar Financial Services Corp., 6.06%, 7/28/97 ................    10,000,000     10,000,000
  First Union National Bank of NC, Medium Term Note,
      5.70%, 4/29/97 ..................................................    15,000,000     15,000,000
  General Electric Capital Corp. Medium Term Notes:
      7.625%, 1/10/97 .................................................     5,635,000      5,638,034
      5.24%, 1/17/97 ..................................................    22,980,000     22,979,430
  IBM Credit Corp., 5.78%, 8/20/97 ....................................    14,980,000     14,967,740
  New York Life Insurance Company, Funding Agreement*,
      (A/R), 10/14/97 .................................................    30,000,000     30,000,000
  PHH Corp.:
      5.89% (A/R), 1/23/97 ............................................    25,000,000     24,999,561
      5.59% (A/R), 8/8/97 .............................................    15,000,000     14,995,618
  Security Life of Denver Insurance Co., Funding Agreement*,
      5.54%, 5/27/97 ..................................................    12,500,000     12,500,000
      5.65%, 11/26/97 .................................................    12,500,000     12,500,000
  Transamerica Life Ins. & Annuity Co., Funding Agreement*,
      5.70%, 12/8/97 ..................................................    50,000,000     50,000,000
  Xerox Credit Corporation, Medium Term Note,
      5.72%, (A/R), 5/16/97 ...........................................    25,000,000     25,004,749
                                                                                      --------------
                                                                                         273,760,199
                                                                                      --------------
CERTIFICATES OF DEPOSIT -- 12.19%
  American Express Centurion Bank, 5.37%, 2/13/97 .....................    15,000,000     15,000,000
  BankOne Columbus, Bank Note, 5.69%, 10/28/97 ........................    23,975,000     23,963,571
  Banque Nationale de Paris, 5.50%, 1/8/97 ............................    10,000,000      9,999,490
  Canadian Imperial Bank of Commerce:
      5.50%, 1/9/97 ...................................................    10,000,000     10,000,000
      5.39%, 1/3/97 ...................................................    16,975,000     16,975,000
  Comerica Bank, Bank Note, 5.68%, 2/14/97 ............................    10,000,000     10,000,000
  Deutsche Bank, 5.55%, 11/5/97 .......................................    11,980,000     11,974,181
  Dresdner Bank AG:
      5.80%, 5/1/97 ...................................................    10,000,000     10,000,000
      5.60%, 7/3/97 ...................................................    10,980,000     10,980,000
  Huntington National Bank, Bank Note, 5.28%, 1/10/97 .................     7,000,000      7,000,000
  National Australia Bank, Bank Note, 5.80%, 10/3/97 ..................    30,000,000     30,008,727
  PNC Bank Corp., 5.55%, 10/1/97 ......................................    25,000,000     24,985,361
  Rabobank Nederland NV, 5.93%, 6/4/97 ................................    10,000,000     10,000,364


                                      7



  Republic Mase Australia, Bank Note, 5.65%, 10/31/97 .................    28,000,000     28,015,975
  Royal Bank of Canada, 5.75%, 5/14/97 ................................    24,000,000     23,995,657
  Societe Generale:
      5.78%, 4/11/97 ..................................................    10,000,000      9,999,475
      5.80%, 8/26/97 ..................................................    19,000,000     19,000,000
      5.85%, 10/1/97 ..................................................    10,000,000     10,001,297
  Society National Bank of Cleveland, Bank Note, 7.125%, 4/15/97 ......    13,250,000     13,304,006
  Swiss Bank Corporation, 5.96%, 6/3/97 ...............................     2,000,000      1,999,316
                                                                                      --------------
                                                                                         297,202,420
                                                                                      --------------
TIME DEPOSITS -- 26.32%
  Banca Commerciale Italiana, 7.25%, 1/2/97 ...........................    51,000,000     51,000,000
  Bank of America, 8.00%, 1/2/97 ......................................     5,000,000      5,000,000
  Bank Brussel Lambert, 7.25%, 1/2/97 .................................    55,000,000     55,000,000
  Bank of Montreal, 7.50%, 1/2/97 .....................................    50,000,000     50,000,000
  Bank of Tokyo-Mitsubishi Ltd, 8.00%, 1/2/97 .........................    55,000,000     55,000,000
  Boatmens National Bank of St. Louis, 6.50%, 1/2/97 ..................    40,000,000     40,000,000
  Caisse National De Credit Agricole, 7.25%, 1/2/97 ...................    48,000,000     48,000,000
  Hong Kong & Shanghai Banking Corp., 7.00%, 1/2/97 ...................    48,000,000     48,000,000
  Key Bank NA, 7.25%, 1/2/97 ..........................................    75,000,000     75,000,000
  Midland Bank PLC, 7.00%, 1/2/97 .....................................    90,000,000     90,000,000
  National City Bank of Cleveland, 6.50%, 1/2/97 ......................    41,741,000     41,741,000
  Republic National Bank of New York, 7.00%, 1/2/97 ...................    35,000,000     35,000,000
  Suntrust Banks Inc., 7.125%, 1/2/97 .................................    48,000,000     48,000,000
                                                                                      --------------
                                                                                         641,741,000
                                                                                      --------------
BANKERS ACCEPTANCE NOTES -- 0.49% Corestates Bank NA:
      5.25%, 2/11/97 ..................................................     2,000,000      1,987,768
      5.25%, 2/18/97 ..................................................    10,000,000      9,928,400
                                                                                      --------------
                                                                                          11,916,168
                                                                                      --------------
TOTAL INVESTMENTS .....................................................               $2,438,089,978
                                                                                      ==============

A/R   -- Adjustable Rate

*    -- Restricted Security (see Note 7)

                       See Notes to Financial Statements.

Pegasus Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS
December 31, 1996
                                                                                           AMORTIZED
                                                                              FACE           COST
                              DESCRIPTION                                    AMOUNT        (Note 2)
                              -----------                                    ------        ---------
TEMPORARY CASH INVESTMENTS -- 78.84%
  Aubrey Langston Revolving Repurchase Agreement, 5.90%, 1/2/97 (secured by various U.S. Treasury Obligations with maturities ranging from
    1/2/97 through 5/15/05 at various interest rates ranging from 0.00%
    to 11.875%, all held at Chase Bank) ...............................   $ 62,000,000 $   62,000,000
  Barclay Inc., Revolving Repurchase Agreement, 5.80%, 1/2/97 (secured by various U.S. Treasury obligations with maturities ranging from
    2/15/97 through 11/15/02 at various interest rates ranging from
    4.75% to 10.75%, all held at the Bank of New York) ................     62,000,000     62,000,000
  Bear Stearns & Co., Inc., Revolving Repurchase Agreement, 6.80%,
    1/2/97 (secured by various U.S. Treasury Strips with maturities ranging from 2/15/97 through 11/15/06, all held at the Custodial
    Trust Co.) ........................................................    310,000,000    310,000,000
  Daiwa Securities America, Inc., Revolving Repurchase Agreement,
    6.90%, 1/2/97 (secured by U.S. Treasury Bills due 10/16/97, all
    held at the Bank of New York) .....................................     62,000,000     62,000,000
  Dean Witter, Revolving Repurchase Agreement, 6.00%, 1/2/97 (secured by various U. S. Treasury Securities with maturities ranging from
    1/31/97 through 11/15/03 at various interest rates ranging from
    0.00% to 7.75%, all held at the Bank of New York) .................     62,000,000     62,000,000
  First Union Capital Markets, Revolving Repurchase Agreement, 7.05%,
    1/2/97 (secured by various U.S. Treasury Notes with maturities ranging from 2/15/97 through 5/15/06 at various interest rates
    ranging from 4.75% to 8.875%, all held at Bankers Trust Company)...    179,000,000    179,000,000
  Greenwich Capital Markets, Inc., Revolving Repurchase Agreement,
    6.80%, 1/2/97 (secured by various U.S. Treasury Notes with maturities ranging from 1/15/00 through 4/30/00 at various interest
    rates ranging from 6.375% to 8.50%, all held at Chase Bank) .......     62,000,000     62,000,000
  H.S.B.C. Treasury, Revolving Repurchase Agreement, 6.00%, 1/2/97
    (secured by various U.S. Treasury Notes with maturities ranging from 4/30/01 through 8/15/04 at various interest rates ranging from
    5.75% to 8.00%, all held at Chase Bank) ...........................     62,000,000     62,000,000
  Lehman Brothers, Inc., Revolving Repurchase Agreement, 6.90%, 1/2/97
    (secured by various U.S. Treasury Notes with maturities ranging from 1/15/00 through 12/31/01 at various interest rates ranging
    from 6.125% to 8.50%, all held at Chase Bank) .....................     92,241,000     92,241,000
  NationsBank Capital Markets, Inc., Revolving Repurchase Agreement,
    6.90%, 1/2/97 (secured by various U.S. Treasury Notes with maturities ranging from 9/30/98 through 10/15/06 at various interest
    rates ranging from 5.00% to 8.875%, all held at Chase Bank) .......     46,000,000     46,000,000
                                                                                       --------------
                                                                                          999,241,000
                                                                                       --------------


                                   9



U.S. GOVERNMENT OBLIGATIONS -- 21.16%
  U.S. Treasury Securities -- 10.18%
    U.S. Treasury Bills:
      4.55%, 2/6/97 ...................................................     25,000,000     24,886,125
      5.13%, 3/6/97 ...................................................     15,500,000     15,358,640
    U.S. Treasury Notes:
      7.500%, 01/31/97 ................................................     14,480,000     14,507,298
      6.875%, 02/28/97 ................................................     26,500,000     26,579,117
      6.500%, 04/30/97 ................................................     10,000,000     10,018,133
      5.875%, 07/31/97 ................................................     45,000,000     45,026,548
      6.500%, 08/15/97 ................................................      2,000,000      2,007,567
      5.750%, 09/30/97 ................................................     25,000,000     24,967,417
      5.625%, 10/31/97 ................................................     50,000,000     49,993,858
      5.250%, 12/31/97 ................................................     55,000,000     54,860,004
                                                                                       --------------
                                                                                          268,204,707
                                                                                       --------------
TOTAL INVESTMENTS .....................................................                $1,267,445,707
                                                                                       ==============

                       See Notes to Financial Statements.

Pegasus Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS
December 31, 1996

                                                                                             Amortized
                                                                  Interest                      Cost
                     Description                        Rating*    Rate***   Face Amount      (Note 2)
                     -----------                        -------    -------   -----------     ---------
Alabama -- 0.46%
Columbia IDR VRDB-Alabama Power Co. Series A,
  5/1/22............................................    VMIG 1      5.00%    $ 3,800,000   $   3,800,000

Alaska -- 3.02%
Valdez Marine Terminal-Arco Transportation:
  CP, 1/24/97 .......................................   VMIG 1      3.65%      9,700,000       9,700,000
  CP, 2/14/97 .......................................   VMIG 1      3.70%      7,000,000       7,000,000
  VRDB, 5/1/31 ......................................   VMIG 1      4.20%      8,000,000       8,000,000

Arizona -- 0.55%
Chandler IDR VRDB-Parsons Municipal Services,
  12/15/09 ..........................................   A 1+        3.71%      4,500,000       4,500,000

California -- 0.49%
Contra Costa Transportion Authority (FGIC Insured)
  Sales Tax Series A, 3/1/97 ........................   Aaa         5.00%      4,015,000       4,023,841

Colorado -- 1.23%
Colorado State General Fund Revenue, TRAN, Series A,
  6/27/97 ...........................................   SP 1+       4.50%     10,000,000      10,032,703

Connecticut -- 0.55%
Connecticut State Special Assessment (FGIC Insured),
  7/1/97 ............................................   VMIG 1      3.90%      4,500,000       4,500,000

District of Columbia -- 0.39%
District of Columbia GO Refunding, VRDB:
  A-4, 10/1/07 ......................................   VMIG 1      5.00%      2,700,000       2,700,000
  A-5, 10/1/07 ......................................   VMIG 1      5.00%        500,000         500,000

Florida -- 4.97%
Florida State Board of Education GO Unlimited Tax
  Series B, 6/1/97 ..................................   Aaa         7.75%      4,250,000       4,403,881
Orange Co. HFA Series B, 4/1/97 .....................   A 1+        3.65%      5,000,000       5,000,000
St. Lucie Co. PCR CP-- Florida Power & Light, 1/9/97    VMIG 1      3.65%      9,350,000       9,350,000
St. Lucie Co. CP, 2/25/97 ...........................   VMIG 1      3.60%      6,500,000       6,500,000
Sunshine State Finance Authority CP, 3/7/97 .........   VMIG 1      3.40%      8,000,000       8,000,000
Sunshine State Governmental Revenue CP, 2/25/97 .....   VMIG 1      3.60%      7,500,000       7,500,000

Georgia -- 3.65%
Burke Co. Development Authority PCR, 2/11/97 ........   VMIG 1      3.60%      5,000,000       5,000,000
Burke Co. Development Authority PCR VRDB:
  7/1/24 ............................................   VMIG 1      4.65%      4,700,000       4,700,000
  4/1/25 ............................................   VMIG 1      5.00%      4,200,000       4,200,000
Georgia GO Unlimited Tax, 3/1/97 ....................   Aaa         6.75%      5,000,000       5,024,805
Georgia Municipal Gas Authority, 1/23/97 ............   A 1+        3.70%      5,000,000       5,000,000
Municipal Electric Authority of Georgia CP, 1/10/97..   VMIG 1      3.75%      6,000,000       6,000,000

Idaho -- 1.84%
Idaho GO TAN, 6/30/97 ...............................   MIG 1       4.50%     15,000,000      15,042,694


                                   11



Illinois -- 2.43%
Chicago Gas Supply VRDB, 12/1/97 ....................   VMIG 1      3.70%      7,500,000       7,500,000
Chicago O'Hare International Airport, 12/1/17 .......   P 1         5.00%      3,400,000       3,400,000
Lake Cook Kane & Machinery Companies, 12/30/97 ......   ** N/R      3.95%      9,000,000       9,016,650

Indiana -- 6.69%
Burns Harbor IDR VRDB, 3/1/16 .......................   ** N/R      4.30%      9,000,000       9,000,000
Indiana PFA CP, 1/10/97 .............................   P 1         3.65%     20,000,000      20,000,000
Indiana State Development CP, 2/14/97 ...............   P 1         3.70%      8,000,000       8,000,000
Mount Vernon CP, 2/11/97 ............................   P 1         3.40%      6,290,000       6,290,000
Mount Vernon PCR Refunding General Electric Project
  Series A, 12/1/04 .................................   P 1         3.60%      5,000,000       5,000,000
Sullivan PCR CP, 4/14/97 ............................   P 1         3.40%      6,555,000       6,555,000

Kansas -- 1.06%
Butler Co.-Texaco Refunding & Marketing:
  Series A, 8/1/24 ..................................   VMIG 1      5.10%      2,000,000       2,000,000
  Series B, 8/1/24 ..................................   VMIG 1      5.10%      6,700,000       6,700,000

Kentucky -- 1.10%
Henderson Co. VRDB, 3/1/15 ..........................   VMIG 1      4.25%      9,000,000       9,000,000

Louisiana -- 2.39%
Calcasieu Parish IDB VRDB, 3/1/25 ...................   VMIG 1      5.10%        700,000         700,000
Lake Charles Harbor VRDB, 11/1/11 ...................   A 1 +       4.95%      3,300,000       3,300,000
Louisiana GO Refunding Series A, 2/11/97 ............   VMIG 1      3.50%      7,500,000       7,500,000
Plaqeumines Parish VRDB, 5/1/25 .....................   P 1         5.10%      3,300,000       3,300,000
Plaqeumines Port Harbor VRDB, 9/1/97 ................   Aa 2        3.85%      4,000,000       4,005,168
St. Charles PCR VRDB, 11/1/21 .......................   VMIG 1      5.05%        800,000         800,000

Maine -- 1.22%
Maine GO TAN Unlimited Tax, 6/27/97 .................   MIG 1       4.50%     10,000,000      10,029,156

Maryland -- 0.74%
Montgomery Co. GO Unlimited Tax, 4/1/97 .............   Aaa         5.10%      6,000,000       6,022,604

Massachusetts -- 1.48%
Massachusetts Municipal Wholesale, 7/1/97 ...........   Aaa         8.75%     11,605,000      12,134,952

Michigan -- 10.65%
Detroit Downtown Development Authority VRDB Millender
  Center Project, 12/1/10 ...........................   VMIG 1      4.20%        900,000         900,000
Farmington Hills EDR VRDB-Brookfield Building
  Associates, 11/1/10 ...............................   A 1         4.15%      2,950,000       2,950,000
Ingham Co. EDC VRDB-Martin Luther Memorial Home,
  Inc., 4/1/22 ......................................   A 1+        4.20%      5,370,000       5,370,000
Kent Hospital Finance Authority Series A, 1/15/20 ...   VMIG 1      4.00%     10,400,000      10,400,000


                                   12



Michigan State Hospital VRDB-Hospital,
  Equipment Loan Program:
  12/1/23 ...........................................   VMIG 1      4.15%      1,100,000      1,100,000
  12/1/23 ...........................................   VMIG 1      4.15%      8,100,000      8,100,000
Michigan State HDA VRDB, 4/1/19 .....................   A 1+        4.15%      1,000,000      1,000,000
Michigan State HDA Ltd. Obligation VRDB:
  Laurel Valley, 12/1/07 ............................   VMIG 1      4.10%      2,800,000      2,800,000
  Pine Ridge, 10/1/07 ...............................   VMIG 1      4.10%      1,300,000      1,300,000
Michigan State Job Development Authority VRDN-Sugar
  Sebewa, 9/1/00 ....................................   Aa 3        4.22%      1,700,000      1,700,000
PCR VRDB-Mazda Motor Corp., 10/1/08 .................   A1          4.32%        600,000        600,000
Michigan State Strategic Building Authority CP,
  5/1/97 ............................................   P 1         3.50%     17,000,000     17,000,000
Michigan State Strategic Fund Limited Obligation
  VRDB:
  8/1/16 ............................................   ** N/R      4.35%      4,500,000      4,500,000
  4/1/10 ............................................   VMIG 1      4.25%      2,700,000      2,700,000
  6/1/15 ............................................   ** N/R      4.40%      2,500,000      2,500,000
Plymouth Township EDC VRDN-Key International
  Manufacturing, Inc., 7/1/04 .......................   ** N/R      3.75%      3,400,000      3,400,000
Wayne Charter Co. Airport VRDB-Refunding Series A,
  12/1/16 ...........................................   VMIG 1      4.25%      4,900,000      4,900,000
  Refunding Series B, 12/1/16 .......................   VMIG 1      4.10%     16,000,000     16,000,000

Minnesota -- 3.19%
Minnesota GO Unlimited Tax, 5/1/97 ..................   Aaa         4.50%     10,390,000     10,416,490
Minnesota State Higher Education Facilities Series
  3-L2 VRDB, 11/1/12 ................................   VMIG 1      4.10%      4,300,000      4,300,000
Rochester GO Various Sales Tax, 11/1/99 .............   VMIG 1      4.10%     11,400,000     11,400,000

Mississippi -- 1.06%
Jackson Co. Industrial Sewer Facilities VRDB,
  12/15/24 ..........................................   Aa 2        5.05%      2,500,000      2,500,000
Mississippi Hospital Equipment, 5/15/97 .............   Aaa         8.25%      6,000,000      6,217,440

Missouri -- 2.76%
Missouri State Health & Educational Facilities
  Authority VRDB, 9/1/30 ............................   VMIG 1      4.75%      6,200,000      6,200,000
Missouri State Environmental Improvement Energy
  Research PCR-Union Electric Co.:
  Series A, 6/1/97 ..................................   P 1         3.65%     10,000,000     10,000,000
  Series B, 6/1/97 ..................................   P 1         3.65%      6,430,000      6,430,000

Nevada -- 0.34%
Clark Co. IDR VRDB-Nevada Cogeneration, 12/1/22 .....   VMIG 1      5.10%      2,800,000      2,800,000

New Hampshire -- 1.22%
New Hampshire State PCR VRDB, 5/1/21 ................   VMIG 1      4.25%     10,000,000     10,000,000


                                   13



New York -- 1.54%
New York City Housing Development VRDB-Series A,
  1/1/23 ............................................   A 1         4.90%      2,600,000      2,600,000
New York Municipal Water Finance Authority, CP,
  4/7/97 ............................................   P 1         3.60%     10,000,000     10,000,000

North Carolina -- 0.13%
Person Co. Industrial Facilities PCR Authority VRDB,
  11/1/16 ...........................................   VMIG 1      4.75%      1,100,000      1,100,000

Ohio -- 3.70%
Montgomery Co. Hospital Revenue CP, 2/7/97 ..........   VMIG 1      3.70%     10,000,000     10,000,000
Ohio Environmental Improvements CP, U.S. Steel Corp.,
  5/1/11 ............................................   P 1         4.30%      8,300,000      8,300,000
Ohio State Water Development Authority VRDB, 5/1/18 .   P 1         3.80%      8,500,000      8,500,000
Ohio State Turnpike Commission Series A, 2/15/97 ....   AA -        4.25%      3,545,000      3,547,519

Oklahoma -- 0.79%
Oklahoma Co. GO Unlimit Tax, 2/1/97 .................   Aa          6.50%      6,420,000      6,437,235

Oregon -- 0.26%
Port St. Helens PCR VRDB, 8/1/14 ....................   A 1+        5.00%      2,100,000      2,100,000

Pennsylvania -- 4.20%
Allegheny Co. IDR VRDB-United Jewish Federation,
  10/1/25 ...........................................   VMIG 1      4.10%      9,900,000      9,900,000
Carbon Co. Industrial Development Authority, 1/24/97    P 1         3.65%      7,000,000      7,000,000
Montgomery Co. PCR CP, 2/13/97 ......................   P 1         3.60%      8,000,000      8,000,000
Pennsylvania Intergovernment Coop Authority, 6/15/97    Aaa         5.00%      5,000,000      5,028,453
Temple University of the Commonwealth, 5/20/97 ......   SP 1+       4.63%      4,500,000      4,514,452

Rhode Island -- 1.22%
Rhode Island GO TAN Unlimited Tax, 6/30/97 ..........   MIG 1       4.50%     10,000,000     10,030,843

South Carolina -- 1.44%
Charleston Co. School District GO, 2/1/97 ...........   ** N/R      7.00%      3,200,000      3,272,889
York Co. PCR VRDB-Electric Project, 9/15/14 .........   MIG 1       3.80%      8,500,000      8,500,000

South Dakota -- 0.86%
South Dakota HDA Series E, 11/13/97 .................   VMIG 1      3.75%      7,000,000      7,000,000

Tennessee -- 4.57%
Memphis Shelby Co. Airport CP, 1/9/97 ...............   P 1         3.70%      6,405,000      6,405,000
Oak Ridge IDR VRDN, 1/1/06 ..........................   Aa 3        4.25%     10,000,000     10,000,000
Shelby Co. Health, Educational, & Housing Revenue
  Series C, 8/1/97 ..................................   VMIG 1      4.05%      4,540,000      4,540,000
Tennessee Housing Development Authority, 2/6/97 .....   VMIG 1      3.25%     16,500,000     16,493,141


                                   14



Texas -- 17.88%
Austin Utilities System CP, 3/21/97 .................   P 1         3.40%     11,300,000     11,300,000
Brazo River Authority PCR VRDB, 6/1/30 ..............   VMIG 1      5.10%     17,000,000     17,000,000
Brazo Higher Education Authority VRDB Series B-1,
  6/1/23 ............................................   VMIG 1      4.10%      6,000,000      6,000,000
Dallas Area Rapid Transit CP:
  2/12/97 ...........................................   P 1         3.45%     10,000,000     10,000,000
  2/21/97 ...........................................   P 1         3.60%      9,000,000      9,000,000
Gulf Coast IDA, 4/1/26 ..............................   VMIG 1      5.10%      2,800,000      2,800,000
Harris Co. Helath Facilities Development Corp.
  VRDB-General Memorial Hospital, 1/14/97 ...........   VMIG 1      3.65%      8,000,000      8,000,000
Harris Co. Health Facilities Development Corp.
  VRDB-St. Lukes Episcopal Hospital, 2/15/21 ........   VMIG 1      5.00%      3,700,000      3,700,000
North Central HCFA VRDB-YMCA Dallas, 6/1/21 .........   VMIG 1      4.30%      5,600,000      5,600,000
North Central Methodist Series B, 2/20/97 ...........   VMIG 1      3.60%      8,400,000      8,400,000
Panhandle Pln Higher Education Authority Series A,
  6/1/21 ............................................   VMIG 1      4.10%      6,000,000      6,000,000
Port Corpus Christi CP, 4/10/97 .....................   P 1         3.50%     10,500,000     10,500,000
Texas Hospital Equipment Finance Council (MBIA
  Insured) VRDN, 4/7/05 .............................   VMIG 1      4.25%      7,870,000      7,870,000
Texas State GO TAN, 8/29/97 .........................   MIG 1       4.75%     23,000,000     23,117,283
Tyler Health Facilities Development Corp. CP-East
  Texas Medical Center Regional Health, 2/13/97 .....   VMIG 1      4.00%      9,000,000      9,000,000
West Side Calhoun Co. VRDB,
  12/1/15 ...........................................   P 1         5.00%      2,900,000      2,900,000
  4/1/31 ............................................   A 1+        5.10%      5,300,000      5,300,000

Utah -- 1.21%
International Power Agency, 4/15/97 .................   P 1         3.50%      6,200,000      6,200,000
Intermountain Power Agency, 6/15/97 .................   VMIG 1      3.93%      3,750,000      3,750,000

Vermont -- 1.36%
Vermont Educational Health Agency, 11/1/97 ..........   A 1+        3.75%      6,730,000      6,730,000
Vermont Student Assistance Corp. VRDN, 1/1/04 .......   VMIG 1      3.65%      4,400,000      4,400,000

Washington -- 2.19%
Washington GO Unlimited Tax VRDB, 6/1/20 ............   VMIG 1      4.00%     17,900,000      17,900,000

West Virginia -- 0.73%
West Virginia Public Energy Authority, 2/25/97 ......   A 1+        3.65%      6,000,000       6,000,000

Wyoming -- 1.75%
Lincoln Co. PCR VRDB, 11/1/24 .......................   VMIG 1      5.00%      3,300,000       3,300,000
Sweetwater Co. PCR CP, 2/5/97 .......................   P 1         3.50%     11,000,000      11,000,000
                                                                                            ------------
                                                                                             797,252,199
                                                                                            ------------
Puerto Rico -- 2.69%
Puerto Rico Commonwealth, 7/30/97 ...................   MIG 1       4.00%     22,000,000      22,070,840
                                                                                            ------------
TOTAL INVESTMENTS ...................................                                       $819,323,039
                                                                                            ============


                       See Notes to Financial Statements.

                        Investment Abbreviations

AMBAC    --   AMBAC Indemnity Corp.
BIGI     --   Bond Investors Guaranty Insurance Co.
CP       --   Commercial Paper
EDC      --   Economic Development Corporation
EDR      --   Economic Development Revenue
FGIC     --   Financial Guaranty Insurance Company
FSA      --   Financial Securities Assurance Corp.
GO       --   General Obligation
HCFA     --   Health Care Facilities Administration
HR       --   Housing Revenue
HDA      --   Housing Development Authority
HFA      --   Housing Finance Authority
IDA      --   Individual Development & Export Authority
IDR      --   Industrial Development Revenue
MBIA     --   Municipal Bond Insurance Association
PCR      --   Pollution Control Revenue
PFA      --   Public Facilities Authority
TAN      --   Tax Anticipation Note
TRAN     --   Tax Revenue Anticipation Note
UPDATE   --   Unit Priced Daily Adjustable Tax Exempt Securities
VRDB     --   Variable Rate Demand Bond
VRDN     --   Variable Rate Demand Note

  * Rating -- Moody's when available, otherwise Standard & Poor's.

 ** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1996.


                       See Notes to Financial Statements.

Pegasus Michigan Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS
December 31, 1996

                                                                                             AMORTIZED
                                                                   INTEREST       FACE          COST
                     DESCRIPTION                        RATING*      RATE***     AMOUNT       (Note 2)
                     -----------                        -------      -------     ------       --------
Michigan -- 95.01%
Ann Arbor EDC Ltd. Obligation VRDN-Webers Industries,
  5/1/00 ............................................   **N/R        4.30%    $  765,000    $    765,000
Cornell EDC IDR, 3/1/15 .............................     A 1+       3.65%     1,900,000       1,900,000
Dearborn EDC Ltd. Obligation VRDB-Oakbrook Common,
  3/1/25 ............................................     A 1        4.30%     3,500,000       3,500,000
Detroit City School District Ltd. GO, 5/1/97 ........    SP 1+       4.50%     4,000,000       4,007,005
Detroit Downtown Development Authority VRDB-Millender
  Center Project, 12/1/10 ...........................    VMIG 1      4.20%     2,000,000       2,000,000
Detroit State Aid GO, 5/1/97 ........................    BBB +       5.63%     7,750,000       7,794,533
Farmington Hills EDR Ltd. Obligation VRDB-Brookfield
  Building Assn., LP, 11/1/10 .......................     A 1        4.15%     1,810,000       1,810,000
Grosse Pointe Public School System TAN General
  Obligation Limited Tax, 4/1/97 ....................   **N/R        3.90%     5,000,000       5,001,810
Holland EDC VRDB-Thrifty Holland, Inc., 3/1/13 ......     A 1        3.65%     2,300,000       2,300,000
Ingham Co. EDC VRDB-Martin Luther Memorial Home,
  Inc., 4/1/22 ......................................     A 1+       4.20%     1,000,000       1,000,000
Kalamazoo Co. EDC VRDB-Industrial & Economic
  Development WBC Properties Ltd., 9/1/15 ...........   **N/R        4.50%     1,000,000       1,000,000
Kalamazoo EDC Ltd Obligation, 6/1/20 ................     A 1        4.10%     1,575,000       1,575,000
Leelanau Co. EDC Ltd. Obligation-American Community
  Mutual Insurance Co., 6/15/97 .....................   **N/R        3.80%       995,000         995,000
Macomb Township EDC Ltd. Obligation VRDN-ACR
  Industries, 1/1/03 ................................    VMIG 1      4.25%       850,000         850,000
Meridian EDC Ltd. Obligation VRDB-Hannah
  Technologies, 11/15/14 ............................     A 1+       3.71%     3,100,000       3,100,000
Michigan Municipal Bond Authority Series A, 7/3/97 ..    SP 1+       4.50%     3,500,000       3,510,125
Michigan Municipal Bond Authority Series B
  (FGIC Insured), 5/1/97 ............................     Aaa        6.70%     3,200,000       3,233,989
Michigan State Hospital Finance Authority (AMBAC),
  Pontiac Osteopathic, Series B, 2/1/97 .............     Aaa        7.75%     6,000,000       6,140,289
Michigan State Hospital Henry Ford Health
  Series A, 1/1/97 ..................................     Aaa        7.50%     1,000,000       1,020,000
Michigan State Hospital VRDB-Hospital Equipment Loan
  Program, 12/1/23 ..................................    VMIG 1      4.15%     2,000,000       2,000,000
Michigan State HDA Ltd. Obligation VRDB, 12/1/07 ....    VMIG 1      4.10%       800,000         800,000
Michigan State HDA, Multi-Family Series A, 1/13/97 ..    VMIG 1      3.63%     5,000,000       5,000,000
Michigan State HDA Ltd. Obligation VRDB:
  Pine Ridge, 10/1/07 ...............................    VMIG 1      4.10%     2,300,000       2,300,000
  Woodland Meadows, 3/1/13 ..........................    VMIG 1      4.20%     2,000,000       2,000,000
Michigan State Job Development Authority PCR:
  VRDN-Sugar Sebewa, 9/1/00 .........................     Aa 3       4.22%       900,000         900,000
  VRDN-Hitachi Metals, 1/1/04 .......................     Aa 3       3.75%     1,800,000       1,800,000
  VRDB-Mazda Motors Mfg. USA Corp., 10/1/08 .........     A 1        4.32%     5,400,000       5,400,000



                                   17

Michigan State Strategic Building CP, 5/1/97 ........     P 1        3.50%     5,000,000       5,000,000
Michigan State Strategic Fund PCR,
  VRDN-Consumers Power Co., 9/1/00 ..................     A 1+       4.32%     3,000,000       3,000,000
Michigan State Strategic Fund Ltd. Obligation AMT:
  VRDN-Alpha Tech, Inc., 10/1/97 ....................      Aa        4.60%     6,000,000       6,000,000
  VRDN-Michigan & Wayne Disposal Inc., 4/1/99 .......     A 1        4.10%     1,100,000       1,100,000
  VRDB-United Waste System, Inc., 4/1/10 ............    VMIG 1      4.25%     2,000,000       2,000,000
  VRDB-Dennenlease L C, 4/1/10 ......................   **N/R        4.30%     2,210,000       2,210,000
  VRDB-Ironwood Plastics, Inc., 11/1/11 .............   **N/R        4.30%     1,275,000       1,275,000
  VRDB-Molmec Inc., 12/1/14 .........................   **N/R        4.40%     1,325,000       1,325,000
  VRDB-CEC Products Co., 6/1/15 .....................   **N/R        4.40%       400,000         400,000
  VRDB-Petosky Plastics Inc., 8/1/16 ................   **N/R        4.35%       500,000         500,000
Michigan State Strategic Fund Ltd. Obligation,
  VRDN-Freezer Services, 10/1/97 ....................   **N/R        4.20%       390,000         390,000
Michigan State Strategic Fund IDR,
  VRDB-Trust Co., Series C, 10/1/11 .................     Aa3        4.15%     1,500,000       1,500,000
Michigan State Underground Storage Tank CP, 2/5/97 ..     P 1        3.55%     6,100,000       6,100,000
Oakland Co. Economic Development, 2/1/97 ............     A 1+       3.90%       615,000         615,000
Van Buren Township EDC AMT,
  VRDN-Daikin Clutch USA Inc., 3/1/97 ...............     Aa 3       4.58%     3,000,000       3,000,000
Utica Community Schools (FDIC Insured) Unlimited Tax,
  5/1/97 ............................................     Aaa        3.65%     2,390,000       2,390,000
Waterford Township School District, 4/1/97 ..........   **N/R        3.80%     4,000,000       4,001,581
Wayne Charter Co. Airport AMT,
  VRDB Series A, 12/1/16 ............................    VMIG 1      4.25%     2,200,000       2,200,000
                                                                                            ------------
                                                                                             114,709,332
                                                                                            ------------
Puerto Rico -- 4.99%
Commonwealth of Puerto Rico Transportation, 7/30/97..    MIG 1       4.00%     6,000,000       6,019,320
                                                                                            ------------
TOTAL INVESTMENTS ...................................                                       $120,728,652
                                                                                            ============

                            Investment Abbreviations

AMBAC   --  AMBAC Indemnity Corp.
BIGI    --  Bond Investors Guaranty Insurance Co.
CP      --  Commercial Paper
EDC     --  Economic Development Corporation
EDR     --  Economic Development Revenue
FGIC    --  Financial Guaranty Insurance Company
FSA     --  Financial Securities Assurance Corp.
GO      --  General Obligation
HCFA    --  Health Care Facilities Administration
HR      --  Housing Revenue
HDA     --  Housing Development Authority
HFA     --  Housing Finance Authority
IDA     --  Industrial Development & Export Authority
IDR     --  Industrial Development Revenue
MBIA    --  Municipal Bond Insurance Association
PCR     --  Pollution Control Revenue
PFA     --  Public Facilities Authority
TAN     --  Tax Anticipation Note
TRAN    --  Tax Revenue Anticipation Note
UPDATE  --  Unit Priced Daily Adjustable Tax-Exempt Securities
VRDB    --  Variable Rate Demand Bond
VRDN    --  Variable Rate Demand
Note

 * Rating -- Moody's when available, otherwise Standard & Poor's.

** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1996.

                       See Notes to Financial Statements.

Pegasus Money Market Funds
NOTES TO FINANCIAL STATEMENTS

(1)   General

      The Pegasus Funds (Pegasus), formerly "The Woodward Funds", was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940, as amended (the Act), as an open-end investment company. As of December 31, 1996, Pegasus consisted of twenty six separate series of which there were four money market funds (the Money Market Funds or the Funds), as described below.


     Pegasus Money Market Fund
     Pegasus Treasury Money Market Fund
     Pegasus Municipal Money Market Fund
     Pegasus Michigan Municipal Money Market Fund


      The Money Market Funds commenced operations on January 4, 1988, except for the Michigan Municipal Money Market Fund and the Treasury Money Market Fund, which commenced operations on January 23, 1991 and January 1, 1993, respectively.

      On September 14, 1996, Pegasus Money Market Funds (formerly The Woodward Money Market Funds) acquired all the net assets of the Prairie Money Market Funds pursuant to an Agreement and Plan of Reorganization (the "Plan"). Shareholders of each reorganizing portfolio approved the Plan which called for the transfer of the assets, subject to the liabilities, of each Prairie Fund to the corresponding Pegasus Fund. The Plan also called for the issuance of shares by the Pegasus Fund to the shareholders of the corresponding Prairie Fund, such shares being equal in value to the net assets so transferred.

      In accordance with generally accepted accounting principles, the historical cost of investment securities were carried forward to the surviving fund (the Pegasus Fund which is the accounting survivor for performance measurement purposes as noted in the table that follows) and the results of operations for precombination periods for the surviving fund were not restated. The financial statements do not reflect the expenses of the reorganization. The combination of the funds was treated as a tax free business combination and accordingly was accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The following table sets forth the name of the surviving fund (for the number of shares issued in connection with the various mergers and the net assets transferred, see Note 5):

        Former                       Former                   Current
       Woodward                      Prairie                  Pegasus
         Fund                         Fund                     Fund
       --------                      -------                  -------
*Money Market              Money Market                  Money Market
*Treasury Money Market     U.S. Government Money Market  Treasury Money Market
*Government Money Market   --                            Treasury Money Market
*Tax Exempt Money Market   Municipal Money Market        Municipal Money Market
*Michigan Tax Exempt                                     Michigan Municipal Money
  Money Market   --                                        Market

* Surviving fund for accounting and performance measurement purposes.

      On the date of reorganization capital loss carryforwards were transferred from the non-surviving funds in the amounts of $15,985 and $53,652 for the Treasury Money Market and Municipal Money Market Funds, respectively.

      The Pegasus Money Market Funds (except for the Money Market Fund which offers Class A, Class B, and Class I shares) each offer Class A shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are not subject to any sales charge and are subject to a shareholder services fee pursuant to the Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholders Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or distribution 12b-1 fees.

(2) Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      Pursuant to Rule 2a-7 of the Act, the Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis.

      Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

      The Municipal and Michigan Municipal Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code (the Code).

   Federal Income Taxes

      It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

      As of December 31, 1996, the Funds have capital loss carryforwards and related expiration dates as follows:

        Fund                   1999     2001      2002      2003      2004     Total
        ----                   ----     ----      ----      ----      ----     -----
Treasury Money Market Fund     $   --   $   --   $16,000   $    --   $ 1,000   $17,000
Municipal Money Market Fund     1,000    2,000     1,000    36,000    14,000    54,000
Michigan Municipal Money
  Market Fund                      --       --        --        --     1,000     1,000

   Shareholder Dividends

      On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

      Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but


each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the funds or a change in expectations as to the level of actual expenses.

   Multiple Classes of Capital Shares of Beneficial Interest

      Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that effect just that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares of the Money Market Fund are available only to the holders of Class B shares in the Trust's non-money market funds who wish to exchange their shares in such funds for shares in the Money Market Fund. Class B shares of the Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

(3) Investment Advisory Fees, Administration Fees and Other Transactions With Affiliates

      Pegasus has an Investment Advisor Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each of the Money Market Fund's investments for a monthly fee computed daily and payable monthly, expressed as a percentage of each Money Market Fund's average daily net assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of each such Money Market Fund's average daily net assets in excess of $2.0 billion. Prior to September 16, 1996, the investment advisory fee was computed daily and payable monthly, at annual rates of: (1) 0.45% of the first $1.0 billion of each of the Money Market, Treasury Money Market and Municipal Money Market Fund's average daily net assets, 0.425% of the next $1.0 billion, and 0.40% of each Fund's average daily net assets in excess of $2.0 billion; and 0.50% of the average daily net assets of the Michigan Municipal Money Market Fund. In addition, FCNIMCO is entitled to 4/10ths of the gross income earned by a fund on each loan of securities (excluding capital gains and losses, if any).

      Pegasus has a Co-Administration Agreement with FCNIMCO and BISYS (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Money Market Fund's operations for an administration fee, at an annual rate of 0.15% of each Money Market Fund's average daily net assets.

      BISYS serves as the Trust's principal underwriter and distributor of the Funds' shares. Prior to the reorganization, First of Michigan Corporation
(FoM) and Essex Securities, Inc. (Essex) acted as sponsors and co-distributors of the former Woodward funds. Pursuant to their distribution agreement, FoM was entitled to receive a fee at the annual rate of .005% of the Money Market Funds' average net assets and Essex was entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of the Money Market Fund's investment portfolios attributable to investments by clients of Essex. NBD Bank is also compensated for its services as Pegasus' custodian and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus. See Note 4 for a summary of fee rates and expenses pursuant to these agreements.

(4) Expenses

      Following is a summary of total expense rates charged for the year ended December 31, 1996.

                                                                Michigan
                                  Treasury       Municipal      Municipal
                 Money Market   Money Market   Money Market   Money Market
Effective Date       Fund           Fund           Fund           Fund
--------------   ------------   ------------   ------------   ------------
CLASS A SHARES
Expense Rates:
  January 1          0.52%          0.55%          0.53%          0.69%
  March 18           0.52%          0.55%          0.52%          0.70%
  May 21             0.52%          0.55%          0.51%          0.70%
  September 16       0.73%          0.72%          0.74%          0.75%
CLASS B SHARES
Expense Rates:
  September 16       1.48%           N/A            N/A            N/A
CLASS I SHARES
Expense Rates:
  January 1          0.52%          0.55%          0.53%          0.69%
  March 18           0.52%          0.55%          0.52%          0.70%
  May 21             0.52%          0.55%          0.51%          0.70%
  September 16       0.48%          0.47%          0.49%          0.50%

      Beginning September 14, 1996, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Money Market Funds' expenses exceeded the following amounts (as a percentage of each Fund's average daily net assets):

                                                                Michigan
                                  Treasury       Municipal      Municipal
                 Money Market   Money Market   Money Market   Money Market
                     Fund           Fund           Fund           Fund
                 ------------   ------------   ------------   ------------
Class A Shares       0.75%          0.75%          0.75%          0.75%
Class B Shares       1.50%           N/A            N/A            N/A
Class I Shares       0.50%          0.50%          0.50%          0.50%

      Following is a summary of amounts paid to FCNIMCO, FoM, Essex, and BISYS pursuant to the agreements described in Note 3 for the year ended December 31, 1996.

                                                                                           Michigan
                                                             Treasury       Municipal      Municipal
                                            Money Market   Money Market   Money Market   Money Market
              Effective Date                    Fund           Fund           Fund           Fund
              --------------                ------------   ------------   ------------   ------------
Amounts Paid:
  Advisory Fee to FCNIMCO                    $7,987,126     $5,398,925     $2,527,916      $571,625
  Administration Fee to FCNIMCO and BISYS     1,113,026        768,050        417,099        66,924
Distribution Fees to FoM and Essex              137,169         62,301         34,232        10,068
Other Fees & Out of Pocket
  Expenses to FCNIMCO                           139,908         58,170         52,407        17,285
Expense Reimbursements by FCNIMCO                    --             --             --       (37,403)

      Pegasus maintains an unfunded, nonqualified deferred compensation plan. This plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      The Funds' Class A shares and Class B shares, if any, have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay BISYS Fund Services (the "Distributor") a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO and their affiliates. For the year ended December 31, 1996, the Money Market Funds paid the following amounts under the Plan:

                                 Amounts Paid
                                 ------------
     Money Market Fund             $851,873
     Treasury Money Market Fund     222,245
     Municipal Money Market Fund    296,332
     Michigan Municipal Money
     Market Fund                    81,482

      The Money Market Fund's Class B shares have a distribution plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Money Market Funds have agreed to pay the Distributor for advertising, marketing and distributing Class B shares of the Money Market Fund at an annual rate of 0.75% of the average daily net assets of the Money Market Fund's outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO and their affiliates in respect to these services. For the year ended December 31, 1996, the Money Market Fund paid $238 under the 12b-1 Plan which was retained by the Distributor.

(5)   Capital Share Transactions

      Transactions in shares of the Money Market Funds are summarized below:

                                                                     Money Market Fund
                                                ------------------------------------------------------------
                                                      Year Ended                          Year Ended
                                                   December 31, 1996                   December 31, 1995
                                                -----------------------            -------------------------
                                                Amount           Shares            Amount             Shares
                                                ------           ------            ------             ------
Class A Shares:
Shares Issued                              $ 6,364,896,910    6,364,896,910   $ 15,430,620,141    15,430,620,141
Shares Reclassified                           (648,644,214)    (648,644,214)                --                --
Shares Issued in Connection with Merger        400,921,734      400,921,734                 --                --
Dividends Reinvested                            24,864,635       24,846,635         20,938,255        20,938,255
Shares Redeemed                             (7,053,339,291)  (7,053,339,291)   (15,134,903,898)  (15,134,903,898)
                                           ---------------   --------------   ----------------   ---------------
Net increase (decrease)                    $  (911,300,226)    (911,300,226)  $    316,654,498       316,654,498
                                           ===============   ==============   ================   ===============
Class B Shares(1):
Shares Issued                              $       220,732          220,732   $             --                --
Shares Issued in Connection with Merger            130,798          130,798                 --                --
Dividends Reinvested                                 2,577            2,577                 --                --
Shares Redeemed                                   (211,066)        (211,066)                --                --
                                           ---------------   --------------   ----------------   ---------------
Net increase                               $       143,041          143,041   $             --                --
                                           ===============   ==============   ================   ===============
Class I Shares(2):
Shares Issued                              $ 8,498,930,024    8,498,930,024   $             --                --
Shares Reclassified                            648,644,214      648,644,214                 --                --
Shares Issued in Connection with Merger                 --               --                 --                --
Dividends Reinvested                             9,879,060        9,879,060                 --                --
Shares Redeemed                             (7,442,140,839)  (7,442,140,839)                --                --
                                           ---------------   --------------   ----------------   ---------------
Net increase                               $ 1,715,312,459    1,715,312,459   $             --                --
                                           ===============   ==============   ================   ===============
Net increase in Fund                       $   804,155,274      804,155,274   $    316,654,498       316,654,498
                                           ===============   ==============   ================   ===============






                                                                 Treasury Money Market Fund
                                                ------------------------------------------------------------
                                                       Year Ended                          Year Ended
                                                    December 31, 1996                   December 31, 1995
                                                -------------------------            -----------------------
                                                Amount             Shares            Amount           Shares
                                                ------             ------            ------           ------
Class A Shares:
Shares Issued                              $  3,820,123,799     3,820,139,784   $ 6,284,582,300    6,284,582,300
Shares Reclassified                          (1,072,297,258)   (1,072,297,258)               --               --
Shares Issued in Connection with Merger         159,726,471       159,726,471                --               --
Dividends Reinvested                              5,610,939         5,610,939         5,449,979        5,449,979
Shares Redeemed                              (3,626,460,674)   (3,626,460,674)   (6,148,030,955)  (6,148,030,955)
                                           ----------------   ---------------   ---------------   --------------
Net increase (decrease)                    $   (713,296,723)     (713,280,738)  $   142,001,324      142,001,324
                                           ================   ===============   ===============   ==============
Class B Shares(1):
Shares Issued                              $             --                --   $            --               --
Shares Issued in Connection with Merger                  --                --                --               --
Dividends Reinvested                                     --                --                --               --
Shares Redeemed                                          --                --                --               --
                                           ----------------   ---------------   ---------------   --------------
Net increase                               $             --                --   $            --               --
                                           ================   ===============   ===============   ==============
Class I Shares(2):
Shares Issued                              $ 10,750,575,944    10,750,575,944   $            --               --
Shares Reclassified                           1,072,297,258     1,072,297,258                --               --
Shares Issued in Connection with Merger         282,078,668       282,078,668                --               --
Dividends Reinvested                              5,056,096         5,056,096                --               --
Shares Redeemed                             (11,054,404,367)  (11,054,404,367)               --               --
                                           ----------------   ---------------   ---------------   --------------
Net increase                               $  1,055,603,599     1,055,603,599   $            --               --
                                           ================   ===============   ===============   ==============
Net increase in Fund                       $    342,306,876       342,322,861   $   142,001,324      142,001,324
                                           ================   ===============   ===============   ==============

(1) For the period from September 14, 1996 (initial offering date of Class B shares) through December 31, 1996.

(2) For the period from March 30, 1996 (initial offering date of Class I shares) through December 31, 1996.

                                                              Municipal Money Market Fund
                                               ----------------------------------------------------------
                                                     Year Ended                         Year Ended
                                                  December 31, 1996                  December 31, 1995
                                               -----------------------            -----------------------
                                               Amount           Shares            Amount           Shares
                                               ------           ------            ------           ------
Class A Shares:
Shares Issued                             $ 1,174,088,220    1,174,141,872   $ 2,777,275,094    2,777,275,094
Shares Reclassified                          (452,842,722)    (452,842,722)               --               --
Shares Issued in Connection with Merger       281,427,973      281,427,973                --               --
Dividends Reinvested                            3,498,925        3,498,925         2,421,757        2,421,757
Shares Redeemed                            (1,388,360,065)  (1,388,360,065)   (2,766,019,376)  (2,766,019,376)
                                          ---------------   --------------   ---------------   --------------
Net increase (decrease)                   $  (382,187,669)    (382,134,017)  $    13,677,475       13,677,475
                                          ===============   ==============   ===============   ==============
Class I Shares(1):
Shares Issued                             $ 2,111,312,185    2,111,312,185   $            --               --
Shares Reclassified                           452,842,722      452,842,722                --               --
Dividends Reinvested                              668,549          668,549                --               --
Shares Redeemed                            (1,932,885,709)  (1,932,885,709)               --               --
                                          ---------------   --------------   ---------------   --------------
Net increase                              $   631,937,747      631,937,747   $            --               --
                                          ===============   ==============   ===============   ==============
Net increase (decrease) in Fund           $   249,750,078      249,803,730   $    13,677,475       13,677,475
                                          ===============   ==============   ===============   ==============





                                                        Michigan Municipal Money Market
                                              ----------------------------------------------------
                                                   Year Ended                     Year Ended
                                                December 31, 1996              December 31, 1995
                                              ---------------------          ---------------------
                                              Amount         Shares          Amount         Shares
                                              ------         ------          ------         ------
Class A Shares:
Shares Issued                             $ 226,255,283    226,255,283   $ 293,836,102    293,836,102
Shares Reclassified                         (27,136,751)   (27,136,751)             --             --
Shares Issued in Connection with Merger              --             --              --             --
Dividends Reinvested                          2,098,227      2,098,227       2,029,545      2,029,545
Shares Redeemed                            (251,184,243)  (251,184,243)   (252,448,579)  (252,448,579)
                                          -------------   ------------   -------------   ------------
Net increase (decrease)                   $ (49,967,484)   (49,967,484)  $  43,417,068     43,417,068
                                          =============   ============   =============   ============
Class I Shares(1):
Shares Issued                             $ 134,715,695    134,715,695   $          --             --
Shares Reclassified                          27,136,751     27,136,751              --             --
Dividends Reinvested                            128,176        128,176              --             --
Shares Redeemed                            (112,459,559)  (112,459,559)             --             --
                                          -------------   ------------   -------------   ------------
Net increase                              $  49,521,063     49,521,063   $          --             --
                                          =============   ============   =============   ============
Net increase (decrease) in Fund           $    (446,421)      (446,421)  $  43,417,068     43,417,068
                                          =============   ============   =============   ============

(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.


(6)   Portfolio Composition

      Although the Municipal Money Market Fund has a diversified investment portfolio, the Fund has investments in excess of 10% of its total investments in the States of Michigan and Texas. The Michigan Municipal Money Market Fund does not have a diversified portfolio since 95% of its investments are within the State of Michigan. Such concentrations within a particular state may subject the funds more significantly to economic changes occurring within those states.

(7) Illiquid Securities

      The Pegasus Money Market Funds may invest not more than 10% of the value of their net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At December 31, 1996, the Pegasus Money Market Fund owned the following restricted securities (constituting 5.3% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the discretion of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                       Dec. 31,
                              Acquisition       Par        Value         1996        Percentage
         Security                Date          Value      Per Unit      Value       of Net Assets      Cost
         --------             -----------      -----      --------     --------     -------------      ----
Allstate Life Insurance
  Company                       4/19/95     $ 5,000,000    $1.00     $  5,000,000         .2%       $ 5,000,000
Commonwealth Life
  Insurance Company             4/19/95       5,000,000     1.00        5,000,000         .2          5,000,000
New York Life Insurance
  Company                      10/15/96      30,000,000     1.00       30,000,000        1.2         30,000,000
Peoples Security Life
  Insurance Company             4/19/95       5,000,000     1.00        5,000,000         .2          5,000,000
Security Life of Denver
  Insurance Company            11/26/96      25,000,000     1.00       25,000,000        1.0         25,000,000
Sun Life Insurance Company
  of America                    4/19/95      10,000,000     1.00       10,000,000         .4         10,000,000
Transamerica Life
  Insurance & Annuity
  Company                       12/9/96      50,000,000     1.00       50,000,000        2.1         50,000,000
                                                                     ------------        ---        -----------
                                                                     $130,000,000        5.3%       $130,000,00
                                                                     ------------        ---        -----------

Pegasus Money Market Funds
FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Money Market Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Money Market Funds and other information for the periods presented.

Pegasus Money Market Fund

                                                      Class A Shares                           Class B Shares   Class I Shares
                                                                                                   Period           Period
                              ----------   -------------------------------------------------   --------------   --------------
                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended       Ended            Ended
                               Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,         Dec. 31,
                                 1996         1995         1994         1993         1992         1996(2)          1996(1)
                              ----------   ----------   ----------   ----------   ----------   --------------   --------------
Net asset value, beginning
  of period                    $ 1.0000    $   1.0000   $   1.0000   $   1.0000   $   1.0000      $ 1.0000        $   1.0000
Income from investment
  operations:
Net investment income            0.0488        0.0549       0.0378       0.0281       0.0347        0.0117            0.0373
                               --------    ----------   ----------   ----------   ----------      --------        ----------
  Total from investment
    operations                   0.0488        0.0549       0.0378       0.0281       0.0347        0.0117            0.0373
                               --------    ----------   ----------   ----------   ----------      --------        ----------
Less distributions:
From net investment income      (0.0488)      (0.0549)     (0.0378)     (0.0281)     (0.0347)      (0.0117)          (0.0373)
                               --------    ----------   ----------   ----------   ----------      --------        ----------
  Total distributions           (0.0488)      (0.0549)     (0.0378)     (0.0281)     (0.0347)      (0.0117)          (0.0373)
                               --------    ----------   ----------   ----------   ----------      --------        ----------
Net asset value, end of
  period                       $ 1.0000    $   1.0000   $   1.0000   $   1.0000   $   1.0000      $ 1.0000        $   1.0000
                               ========    ==========   ==========   ==========   ==========      ========        ==========
  Total Return                     4.99%         5.63%        3.86%        2.85%        3.58%         4.70%(3)          5.06%(3)
Ratios to Average Net
  Assets:
Expenses                           0.63%         0.51%        0.47%        0.49%        0.52%         1.48%(3)          0.51%(3)
Net investment income              4.87%         5.49%        3.78%        2.81%        3.47%         3.99%(3)          4.99%(3)
Net assets, end of year
    (000's)                    $728,397    $1,639,695   $1,323,040   $1,326,693   $1,095,354      $    143        $1,715,313
                               ========    ==========   ==========   ==========   ==========      ========        ==========

(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

(2) For the period September 14,1996 (initial offering of Class B Shares) through December 31, 1996.

(3) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


                       See Notes to Financial Statements.

Pegasus Money Market Funds
FINANCIAL HIGHLIGHTS -- (Continued)

Pegasus Treasury Money Market Fund

                                                         Class A Shares                    Class I Shares
                                       -------------------------------------------------   --------------
                                       Year Ended   Year Ended   Year Ended   Year Ended    Period Ended
                                        Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                          1996         1995         1994         1993          1996(1)
                                       ----------   ----------   ----------   ----------    ------------
Net asset value, beginning of period    $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000      $   1.0000
Income from investment operations:
Net investment income                     0.0474       0.0539       0.0370       0.0273          0.0361
Net realized losses on investments       (0.0001)          --           --           --              --
                                        --------     --------     --------     --------      ----------
  Total from investment operations        0.0473       0.0539       0.0370       0.0273          0.0361
                                        --------     --------     --------     --------      ----------
Less distributions:
From net investment income               (0.0474)     (0.0539)     (0.0370)     (0.0273)        (0.0361)
                                        --------     --------     --------     --------      ----------
  Total distributions                    (0.0474)     (0.0539)     (0.0370)     (0.0273)        (0.0361)
                                        --------     --------     --------     --------      ----------
Net asset value, end of period          $ 0.9999     $ 1.0000     $ 1.0000     $ 1.0000      $   1.0000
                                        ========     ========     ========     ========      ==========
  Total Return                              4.83%        5.53%        3.77%        2.77%           4.89%(2)
Ratios to Average Net Assets:
Expenses                                    0.56%        0.53%        0.50%        0.50%           0.53%(2)
Net investment income                       4.82%        5.39%        3.70%        2.73%           4.85%(2)
Net assets, end of year (000's)         $214,398     $927,696     $785,694     $854,873      $1,055,604
                                        ========     ========     ========     ========      ==========

(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

(2) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


                      See Notes to Financial Statements.

Pegasus Money Market Funds
FINANCIAL HIGHLIGHTS -- (Continued)

Pegasus Municipal Money Market Fund

                                                               Class A Shares                           Class I Shares
                                       --------------------------------------------------------------   --------------
                                                                                                            Period
                                       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended       Ended
                                        Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                          1996         1995         1994         1993         1992          1996(1)
                                       ----------   ----------   ----------   ----------   ----------   --------------
Net asset value, beginning of period    $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000       $ 1.0000
Income from investment operations:
Net investment income                     0.0295       0.0335       0.0242       0.0196       0.0264         0.0232
Net realized losses on investments       (0.0003)          --           --           --           --             --
                                        --------     --------     --------     --------     --------       --------
  Total from investment operations        0.0292       0.0335       0.0242       0.0196       0.0264         0.0232
                                        --------     --------     --------     --------     --------       --------
Less distributions:
From net investment income               (0.0295)     (0.0335)     (0.0242)     (0.0196)     (0.0264)       (0.0232)
                                        --------     --------     --------     --------     --------       --------
  Total distributions                    (0.0295)     (0.0335)     (0.0242)     (0.0196)     (0.0264)       (0.0232)
                                        --------     --------     --------     --------     --------       --------
Net asset value, end of period          $ 0.9997     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000       $ 1.0000
                                        ========     ========     ========     ========     ========       ========
  Total Return                              2.96%        3.41%        2.45%        1.98%        2.70%          3.13%(2)
Ratios to Average Net Assets:
Expenses                                    0.60%        0.53%        0.51%        0.51%        0.53%          0.51%(2)
Net investment income                       2.97%        3.35%        2.42%        1.96%        2.64%          3.06%(2)
Net assets, end of year (000's)         $182,226     $564,413     $550,736     $498,706     $379,431       $631,938
                                        ========     ========     ========     ========     ========       ========

(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

(2) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


                      See Notes to Financial Statements.

Pegasus Money Market Funds
FINANCIAL HIGHLIGHTS -- (Continued)

Pegasus Michigan Municipal Money Market Fund

                                                                   Class A Shares                           Class I Shares
                                                                                                                Period
                                           -------------------------------------------------   ----------   --------------
                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended        Ended
                                            Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                              1996         1995         1994         1993         1992          1996(1)
                                           ----------   ----------   ----------   ----------   ----------   --------------
Net asset value, beginning of period        $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000       $ 1.0000
Income from investment operations:
Net investment income                         0.0289       0.0329       0.0235       0.0181       0.0237         0.0225
                                            --------     --------     --------     --------     --------       --------
  Total from investment operations            0.0289       0.0329       0.0235       0.0181       0.0237         0.0225
                                            --------     --------     --------     --------     --------       --------
Less distributions:
From net investment income                   (0.0289)     (0.0329)     (0.0235)     (0.0181)     (0.0237)       (0.0225)
                                            --------     --------     --------     --------     --------       --------
  Total distributions                        (0.0289)     (0.0329)     (0.0235)     (0.0181)     (0.0237)       (0.0225)
                                            --------     --------     --------     --------     --------       --------
Net asset value, end of period              $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000       $ 1.0000
                                            ========     ========     ========     ========     ========       ========
  Total Return                                  2.93%        3.32%        2.38%        1.83%        2.40%          3.03%(2)
Ratios to Average Net Assets:
Expenses                                        0.74%        0.69%        0.67%        0.65%        0.64%          0.59%(2)
Net investment income                           2.87%        3.30%        2.35%        1.81%        2.37%          3.02%(2)
Expenses without fee waiver                     0.77%        0.76%        0.75%          --           --           0.62%(2)
Net investment income without fee waiver        2.84%        3.23%        2.28%          --           --           2.99%(2)
Net assets, end of year (000's)             $ 72,089     $122,057     $ 78,640     $ 52,557     $ 52,960       $ 49,521
                                            ========     ========     ========     ========     ========       ========


(1) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

(2) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

                       See Notes to Financial Statements.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   the Pegasus Money Market Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market Funds of the Pegasus Funds (formerly known as the Woodward Funds) (comprising, as indicated in Note 1, the Money Market, Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or from inception (as indicated in Note 1) through December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1996, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Money Market Funds of the Pegasus Funds as of December 31, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the period from inception (as indicated in Note 1) through December 31, 1996, in conformity with generally accepted accounting principles.

                             ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 24, 1997.

RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

      On July 10, 1996, July 31, 1996, August 14, 1996, and October 1, 1996
special meetings of the shareholders of the Pegasus Money Market, Treasury, Muncipal, and Michigan Municipal Funds were held to approve the following proposals.

1. To approve a new investment advisory agreement ("New Advisory Agreement") between the Trust, and FCIMCO.

       Fund            Affirmative         Against          Abstain
       ----            -----------         -------          -------
Money Market         936,322,650.417   64,741,343.298   68,426,239.025
Treasury             456,504,552.414    1,952,066.482   10,925,959.574
Municipal            314,896,479.893    3,313,184.846   14,976,075.231
Michigan Municipal    68,341,861.181      771,929.674    5,896,467.915

2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:

  a) investment in commodities

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         846,320,301.481   114,850,323.985   108,319,607.274
Treasury             428,178,559.254    21,392,078.765    19,811,940.451
Municipal            306,093,137.183     7,646,534.872    19,446,067.915
Michigan Municipal    65,621,541.161     3,178,712.201     6,210,005.408

  b) expanded power to borrow

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         881,778,057.284   108,278,486.227   79,433,689.229
Treasury             431,394,226.941    18,023,528.482   19,964,823.047
Municipal            305,087,260.802     7,603,266.327   20,495,212.841
Michigan Municipal    65,591,662.800     3,177,581.472    6,241,014.498

  c) issuing senior securities

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         886,505,221.138   105,126,847.050   77,858,164.552
Treasury             433,332,306.735    16,199,342.984   19,850,928.751
Municipal            308,314,577.530     5,959,401.717   18,911,760.723
Michigan Municipal    65,357,341.465     3,441,136.509    6,211,450.796

3. To approve a change to the fundamental investment policies and limitations of certain Funds of the Trusts as follows:

  b) to approve the removal of the 20% limitation of AMT paper

       Fund            Affirmative        Against          Abstain
       ----            -----------        -------          -------
Municipal            311,152,730.606   5,536,403.103   16,496,606.261
Michigan Municipal    56,880,035.493   2,569,689.731   15,560,533.546

  c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

    Fund               Affirmative         Against          Abstain
    ----               -----------         -------          -------
Money Market         897,055,114.756   91,845,846.114   80,589,271.870
Treasury             428,546,374.488   12,412,894.232   28,423,309.750
Municipal            310,652,220.841    5,815,054.227   16,718,464.902
Michigan Municipal    56,146,364.514    3,020,538.097   15,843,356.159

4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

  a) limitation prohibiting investing, with respect to 50% of its total assets, more than 5% of its assets in the securities of any one issuer

       Fund            Affirmative       Against         Abstain
       ----            -----------       -------         -------
Michigan Municipal   63,990,009.120   4,437,682.203   6,582,567.447

  b) limitation on investment in other investment companies

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         882,003,997.881   109,442,958.907   78,043,275.952
Treasury             442,421,624.904    15,876,053.582   11,084,899.984
Municipal            305,335,242.154    10,954,357.072   16,896,140.744
Michigan Municipal    64,907,261.747     3,543,482.527    6,559,514.496

  c) limitation on illiquid securities

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         872,895,499.963   120,190,299.987   76,404,432.790
Treasury             442,576,602.782    15,998,066.143   10,807,909.545
Municipal            304,764,612.329    12,010,758.849   16,410,368.792
Michigan Municipal    64,128,485.934     4,322,180.690    6,559,592.146

  d) limitation on purchasing securities on margin

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         871,631,343.494   120,611,928.663   77,246,960.583
Treasury             442,229,685.627    16,367,416.359   10,785,476.484
Municipal            305,187,685.683    11,599,145.672   16,398,908.615
Michigan Municipal    55,291,069.939    13,126,597.482    6,592,591.349

  e) limitation on purchasing securities of companies for the purpose of exercising control

       Fund            Affirmative         Against           Abstain
       ----            -----------         -------           -------
Money Market         881,736,173.961   110,883,347.678   76,870,711.101
Treasury             442,386,469.378    16,090,300.300   10,905,808.792
Municipal            304,860,746.974    11,449,240.735   16,875,752.261
Michigan Municipal    64,325,093.965     4,117,714.937    6,567,449.868

6. To ratify the appointment of two Trustees to the Board of Trustees of the Trust.

  Elected Trustees                     Current Trustees
  ----------------                     ----------------
  Ms. Marilyn McCoy        Mr. Will M. Caldwell *  Mr. Julius L. Pallone
  Mr. John P. Gould        * Mr.Donald L. Tuttle * Dr. Nicholas J. DeGrazia
                                    * Mr. Donald B. Sutherland

       Fund            Affirmative         Against          Abstain
       ----            -----------         -------          -------
Money Market         975,166,997.216   12,929,509.390   81,393,726.134
Treasury             457,594,396.844      407,313.773   11,380,867.853
Municipal            315,275,707.433    3,309,685.310   14,600,347.227
Michigan Municipal    68,024,518.038    1,612,984.273    5,372,756.459

7. To approve amendments to the Amended and Restated Declaration of Trust of the Trust.

       Fund             Affirmative          Against          Abstain
       ----             -----------          -------          -------
Money Market         1,274,127,809.402   44,475,127.347   65,240,669.201
Treasury               630,328,765.929   10,247,517.017   15,262,028.684
Municipal              440,413,090.264   12,038,558.436   30,729,496.700
Michigan Municipal      92,058,845.313    2,820,020.590    5,329,977.237

8. To transact such other business as may properly come before the Meetings or any adjournment thereof.

       Fund            Affirmative         Against          Abstain
       ----            -----------         -------          -------
Money Market         931,428,940.736   61,125,006.118   76,926,285.886
Treasury             446,428,731.840   11,471,112.078   11,482,734.552
Municipal            313,969,842.278    2,357,881.110   16,858,016.582
Michigan Municipal    57,291,162.456    2,286,358.382   15,432,737.932

      On July 31, 1996 and August 14, 1996 special meetings of the shareholders of The Woodward Government Fund were held to approve the following proposals.

1. Proposal to approve a Plan of Reorganization and the transactions contemplated thereby, including the transfer of substantially all of the assets and liabilities of the Trust's Government Fund to the Trust's Treasury Money Market Fund (the "Treasury Fund"), in exchange for Class A or Class I shares, as applicable, of the Treasury Fund, and a liquidating distribution of such shares so received to shareholders of the Government Fund according to their respective interests.

  Affirmative       Against        Abstain
  -----------       -------        -------
378,134,412.781   422,366.997   8,299,510.843

PEGASUS FUNDS
Strength in Investing
                                                                 MMANN - 1296